Schedule of components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease cost:
Amortization of right-of-use assets	¥ 526	¥ 588	¥ 1,103
Interest of lease liabilities	40	56	62
Expenses for short-term lease within 12 months	1,014	1,084	1,075
Total lease cost	¥ 1,580	¥ 1,728	¥ 2,240